Stockholder's Equity And Stock-Based compensation- Additional Imformation (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended													12 Months Ended					12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 10, 2011	Feb. 13, 2007	Dec. 31, 2011 Individual Counterparty [Member]	Dec. 31, 2010 Individual Counterparty [Member]	Sep. 30, 2011 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member] September Offering [Member]	Dec. 31, 2011 Private Placement [Member] July Offering [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue One [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue Two [Member]	Dec. 31, 2011 Warrant 2	Dec. 31, 2010 Warrant 2	Dec. 31, 2010 Warrant 2 Individual Counterparty [Member]	Dec. 31, 2011 Warrant 1	Dec. 31, 2010 Warrant 1	Dec. 31, 2010 Warrant 1 Individual Counterparty [Member]	Dec. 31, 2011 Series Convertible Preferred Stock [Member]	Dec. 31, 2011 Abtech Options [Member]	Dec. 31, 2011 Abhd Options [Member]	Dec. 31, 2011 Abhd Options [Member] Private Placement [Member] September Offering [Member]	Dec. 31, 2011 Abhd2012 Incentive Stock Plan [Member]	Dec. 31, 2010 Abhd2012 Incentive Stock Plan [Member]	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2011 Abhd?Warrants [Member]	Dec. 31, 2011 Two Thousand Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																														15.00%
Stock-based compensation expense		$ 205,260	$ 191,883	$ 135,546	$ 239,265																					$ 77,532	$ 163,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																										9,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																										1,338,963
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																											1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																								0
Weighted Average Remaining Term, Forfeited and expired																								3 years 10 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																								320,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Non Exercisable Number																								3,865,000				1,189,300
Stock Issued During Period, Shares, Issued for Cash													2,320,000	1,495,000	825,000
Stock Issued During Period, Value, Issued for Cash													2,320,000
Stock Issued During Period, Shares, Issued for Services	300,000	300,000			692,092								449,931
Common stock issued for services rendered				320,533	19,980
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued				530,000							533,333	466,666				500,000			30,000						2,666,667
Investment Warrants, Exercise Price				$ 0.50						$ 0.60
Investment Warrants Expiration Date																Feb. 28, 2014			Jul. 23, 2013
Compensation Expense For Warrants				58,014	68,024			7,821
Warrants and Rights Outstanding																	$ 53,238			$ 638,854
Warrant exercisable prior to consummation of a Qualified Financing, exercise price per share									0.70								$ 0.70			$ 0.80
Warrants Exercisable Period																	Apr. 07, 2015	Apr. 30, 2015		Jan. 11, 2015	Apr. 07, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									58,205
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				1,760,629																									4,196,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms				2 years 6 months																									4 years 6 months
Preferred stock, shares authorized				5,000,000	3,500,000																	3,500,000
Preferred Stock, Shares Outstanding				1,439,614	1,589,775
Preferred stock, par value				0.01	0.01
Share Price				$ 0.42																		$ 3.75